Subsidiaries with Non-controlling Interests - Additional Information (Details) ₪ in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 ILS (₪)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CAD ($) JointVenture	Dec. 31, 2018 ILS (₪) JointVenture	Dec. 31, 2018 USD ($) JointVenture	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Number of joint ventures | JointVenture			4	4	4
Country of incorporation of joint venture	Israel	Israel
Name of joint venturer	Kibbutz Gan Shmuel	Kibbutz Gan Shmuel
Cash			$ 32,634			$ 9,208	$ 3,464
Non-controlling interests			$ 136			$ 0
Kibbutz Gan Shmuel
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Payment for interest in joint venture	₪ 6,400	$ 2,313
Cash				₪ 486	$ 176